Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net Income (loss)	$ 816	$ (27)	$ 2,808
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(121)	(16)	(440)
Accrued interest		69
Other current liabilities	64	179	689
Net cash generated from operating activities	759	136	3,057
Cash flows from investment activities:
Acquisition of Real estate properties	(334)	(16,266)	(703)
Acquisition of a consolidated company			515
Acquisition of Land Inventory	(11,531)	(17,072)	(14,703)
Net cash used in investing activities	(11,865)	(33,338)	(14,891)
Cash flows from financing activities:
Proceeds from mortgages and other loans	10,102	9,962	18,645
Payments to mortgages and other loans	(1,662)		(4,406)
Capital Contributions from Non-controlling interests, net of issuance expenses	6,657	20,461	7,809
Distributions to Non-controlling interests, net	(3,562)		(7,822)
Distributions to Equity holders of the company, net			(224)
Loans from related parties, net	(250)	5,816	(190)
Net cash generated from financing activities	11,285	36,239	13,812
Increase in cash and cash equivalents and restricted cash	179	3,037	1,978
Cash and cash equivalents and restricted cash at beginning of the period	4,836		3,037
Cash and cash equivalents and restricted cash at end of the period	$ 5,015	3,037	$ 5,015
Previously Reported
Changes in operating assets and liabilities:
Other current liabilities		$ 110